Initial Public Offering (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Price per share		$ 0.003
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of unit (in Shares)	34,500,000
Price per share	$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Ordinary share, par value	0.0001
Warrant price, per share	$ 11.5
Sale of ordinary shares (in Shares)	34,500,000